Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Current and Non-current Contract Liabilities

	31 December	31 December
	2022	2021
Long-term contract liabilities	757,697	730,816
Short-term contract liabilities	850,667	915,192
	1,608,364	1,646,008

Summary of Unsatisfied Performance Obligation of Contract Liabilities

The following table shows unsatisfied performance obligation result as of 31 December 2022;

	31 December	31 December
	2022	2021
Telecommunications service	1,844,463	2,440,585
Equipment revenues	849,574	1,743,132
	2,694,037	4,183,717